Activities of Orange Bank - Book value of financial liabilities (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (4,862)	€ (4,968)	€ (4,534)
Financial liabilities at amortised cost, category [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (4,862)
Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(93)	(52)
Financial liabilities at amortised cost, category [member] | Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(4,660)	(4,364)
Financial liabilities at amortised cost, category [member] | Financial liabilities, excluding derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities		€ (308)	€ (170)